FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2003

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 153 East 53rd Street, 55th Floor, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Gregory Grinberg
         -----------------------

Title:
         -----------------------

Phone:   (212) 446-2465
         -----------------------

Signature, Place, and Date of Signing:

/s/ Gregory Grinberg                  New York, New York       November 14, 2003
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   66
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Form 13F Information Table Value Total:   $ 198,774  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               September 30, 2003


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    Column 1                    Column 2           Column 3   Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class             CUSIP      (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

Alderwoods Group, Inc.           COM                014383103     2144    274900    SH        Sole                274900
Alleghany Corp Del               COM                017175100     1122      5747    SH        Sole                  5747
Associated Banc Corp.            COM                045487105      718     18939    SH        Sole                 18939
At&t Wireless Svcs Inc           COM                00209A106      501     61200    SH        Sole                 61200
Avici Sys Inc.                   COM NEW            05367L802      339     54336    SH        Sole                 54336
Bank Mut Corp                    COM                063748107     3540     83400    SH        Sole                 83400
Bank Utd Corp Litigatn Cont      Right 99/99/9999   065416117        3     55000    SH        Sole                 55000
Bell Cda Intl Inc.               COM NEW            077914307      865    372700    SH        Sole                372700
Biogen Inc                       COM                090597105     2254     59120    SH        Sole                 59120
Cap Rock Energy Corp             COM                13910R102     2009     67500    SH        Sole                 67500
Capitol Fed Finl                 COM                14057C106     5203    177502    SH        Sole                177502
Cardinal Health Inc              COM                14149Y108      876     15000    SH        Sole                 15000
Charter Finl Corp West Pt Ga     COM                16122M100    13989    453450    SH        Sole                453450
Ciena Corp.                      COM                171779101     1088    185615    SH        Sole                185615
Commercial Federal Corporati     COM                201647104      316     12991    SH        Sole                 12991
Conocophillips                   COM                20825C104      438      8000    SH        Sole                  8000
Deutsche Telekom AG              Sponsored ADR      251566105     1693    117212    SH        Sole                117212
Devon Energy Corp New            COM                25179M103      399      8280    SH        Sole                  8280
Dutchfork Bancshares Inc         COM                26704P108     1529     41900    SH        Sole                 41900
Ebay Inc                         COM                278642103     3876     72258    SH        Sole                 72258
Edison Intl                      COM                281020107     5300    277500    SH        Sole                277500
Enpro Inds Inc                   COM                29355X107     1265    131100    SH        Sole                131100
Erie Indty Co                    CL A               29530P102    33781    868418    SH        Sole                868418
Fair Isaac Corp                  COM                303250104     2411     40898    SH        Sole                 40898
Federal Home Ln Mtg Corp         COM                313400301     2822     53900    SH        Sole                 53900


Fifth Third Bancorp              COM                316773100     3843     69185    SH        Sole                 69185
First Banctrust Corp             COM                31868F102      912     38500    SH        Sole                 38500
First Ctzns Bancshares Inc. N    CL A               31946M103     1069     10109    SH        Sole                 10109
First Fed Bankshares Inc Del     COM                32020V100      468     21193    SH        Sole                 21193
First Niagara Finl Gp Inc        COM                33582V108      694     46000    SH        Sole                 46000
Franklin Finl Corp Tenn          COM                353523202      294      9517    SH        Sole                  9517
General Elec Co.                 COM                369604103     2937     98520    SH        Sole                 98520
Genesis Microchip Inc. Del       COM                37184C103      232     20600    SH        Sole                 20600
Gouverneur Bancorp               COM                383584109      191     17400    SH        Sole                 17400
Guaranty Finl Corp               COM                401086103      931      9123    SH        Sole                  9123
Hudson Highland Group Inc        COM                443792106     3329    173048    SH        Sole                173048
Huttig Bldg Prods Inc            COM                448451104      209     77100    SH        Sole                 77100
InterActiveCorp                  COM                45840Q101     2830     85307    SH        Sole                 85307
Jds Uniphase Corp                COM                46612J101      233     64600    SH        Sole                 64600
Jefferson Bancshares Inc Ten     COM                472375104     4318    308431    SH        Sole                308431
Joy Global Inc                   COM                481165108      368     23066    SH        Sole                 23066
Legato Sys Inc.                  COM                524651106     2274    201280    SH        Sole                201280
McDermott Intl Inc               COM                580037109     5997   1050200    SH        Sole               1050200
Medco Health Solutions Inc       COM                58405U102    11954    461000    SH        Sole                461000
Mips Technologies Inc.           CL B               604567206      206     51772    SH        Sole                 51772
New York Cmnty Bancorp Inc       COM                649445103     1745     55369    SH        Sole                 55369
Northwest Bancorp Inc PA         COM                667328108    14309    783600    SH        Sole                783600
Octel Corp                       COM                675727101     5726    329100    SH        Sole                329100
Openwave Sys Inc                 COM                683718100       81     19325    SH        Sole                 19325
Overture Svcs Inc.               COM                69039R100     1920     72933    SH        Sole                 72933
Pathfinder Bancorp Inc.          COM                70320A103      522     32200    SH        Sole                 32200
Peoplesoft Inc                   COM                712713106      274     14999    SH        Sole                 14999
PG&E Corp.                       COM                69331C108    14949    625466    SH        Sole                625466
River Vy Bancorp                 COM                768475105     1126     27700    SH        Sole                 27700
Sanmina Sci Corp.                COM                800907107     3234    334783    SH        Sole                334783
Sierra Pac Res New               COM                826428104    10046   2071300    SH        Sole               2071300
Solectron Corp                   COM                834182107      306     52299    SH        Sole                 52299
Sterling Finl Corp Wash          COM                859319105      313     11110    SH        Sole                 11110

Taylor Cap Group Inc             COM                876851106      692     30000    SH        Sole                 30000
Texas Genco Holdings Inc         COM                882443104     1928     81000    SH        Sole                 81000
Texas Instrs Inc                 COM                882508104      430     18850    SH        Sole                 18850
Verisign Inc                     COM                92343E102     1002     74459    SH        Sole                 74459
Veritas Software Co              COM                923436109      535     16960    SH        Sole                 16960
Vyyo Inc                         COM NEW            918458209     2432    570902    SH        Sole                570902
Wayne Svgs Bancshares Inc Ne     COM                94624Q101     2145    156000    SH        Sole                156000
Willow Grove Bancorp Inc New     COM                97111W101      900     55906    SH        Sole                 55906
REPORT SUMMARY                            66 DATA RECORDS       198774              0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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